Prepayments, receivables and other current assets and other non-current assets - Other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments, receivables and other current assets and other non-current assets
Loans receivable(a)	¥ 857,309
Deductible VAT-input	1,228,297	¥ 1,116,686	¥ 864,319	¥ 1,070,370
Prepayments for property and equipment, long-term investments and other noncurrent assets	31,321	409,469	823,634	366,425
Deposits and receivables from partners	144,052	162,156	155,207	203,154
Contingent consideration assets	4,605	10,811
Long-term debt investments	1,289,252	258,590	176,297	36,104
Others	23,773	22,338	19,670	59,523
Total	¥ 3,578,609	¥ 1,980,050	¥ 2,039,127	¥ 1,735,576